UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________________________

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
_____________________________

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2013 to December 31, 2013.

Date of Report (Date of earliest event reported):
February 7, 2014

LEAF CAPITAL FUNDING, LLC1
(name of securitizer)

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001569438

Brian Kestenbaum, Senior Vice President and Senior Counsel
(267) 402-5633
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐.

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐.

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒.
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1 LEAF Capital Funding, LLC (“LCF”) is filing this Form ABS-15G as “securitizer” for purposes of Rule 15Ga-1 of the following transactions, which are covered by this report (the “Specified Transactions”):

-	$120,000,000 Equipment Contract Backed Notes, Series 2010-2, closed on May 27, 2010. Issuer: LEAF Receivables Funding 3, LLC (date of formation: May 19, 2010). Originator: LCF.

-	$105,000,000 Equipment Contract Backed Notes, Series 2011-2, closed on October 28, 2011. Issuer: LEAF Receivables Funding 7, LLC (date of formation: September 20, 2011). Originator: LCF.

-	$225,000,000 Equipment Contract Backed Notes, Series 2012-1, closed on September 21, 2012. Issuer: LEAF Receivables Funding 8, LLC (date of formation: September 13, 2012). Originator: LCF.

-	$194,720,000 Equipment Contract Backed Notes, Series 2012-A, closed on December 31, 2012. Issuer: LEAF Capital Funding SPE A, LLC (date of formation: December 28, 2010). Originator: LCF.

-	$324,981,000 Equipment Contract Backed Notes, Series 2013-1, closed on September 26, 2013. Issuer: LEAF Receivables Funding 9, LLC (date of formation: September 3, 2013). Originator: LCF.

This report will contain information with respect to the assets originated by LCF and sold, directly or indirectly, by LCF into the Specified Transactions. The issuers of the Specified Transactions are affiliated with LCF.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

There is no repurchase activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LEAF CAPITAL FUNDING, LLC (Securitizer)

By:	/s/ Robert K. Moskovitz
Name:	Robert K. Moskovitz
Title:	Chief Financial Officer

Date: February 7, 2014